Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended				1 Months Ended
	Sep. 30, 2013	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Oct. 31, 2013 Subsequent Event [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility							$ 500,000
Borrowings under the revolving credit facility	200,000		200,000
Payments under financing arrangements		200,000		200,000	250,000	200,000		200,000
Outstanding letters of credit and bank guarantees				$ 64,331